Equity Incentive Plans	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Equity Incentive Plans

11. Equity Incentive Plans
Founder and Advisor Awards
During 2017, the Company issued 4,690,000 shares of restricted common stock outside of the Company’s 2017 Stock Option and Grant Plan to nonemployee founders and advisors (the “Founders and Advisors”).
The following table summarizes the Company’s Founders and Advisors restricted common stock activity as of and for the years ended December 31, 2020 and 2019:

	Number of shares	Weighted Average Grant-Date Fair Value
Unvested restricted common stock outstanding as of December 31, 2018	2,221,875	$0.001

Vested	(987,496)	$0.001
Forfeited	(109,379)	$0.001
Unvested restricted common stock outstanding as of December 31, 2019	1,125,000	$0.001
Vested	(950,000)	$0.001
Forfeited	—	—

The shares are issued under the terms of the respective restricted common stock agreements and are subject to repurchase by the Company at the original purchase price per share upon the termination of the grant
e
e’s service relationship with the Company. As the restrictions are released and the awards vest, the value is recorded as common stock and excess of par value is recorded as additional paid in capital on the accompanying balance sheet.
As of December 31, 2020, the unrecognized compensation cost related to shares of unvested founder and advisor restricted stock awards (“RSAs”) expected to vest was less than $0.1 million, which is expected to be recognized over an estimated weighted-average amortization period of 0.22 years. The aggregate fair value of awards that vested during both years ended December 31, 2020 and 2019 was $0.5 million.
2017 Stock Option and Grant Plan
In March 2017, the Company’s stockholders approved the 2017 Stock Option and Grant Plan (the “Plan”), under which stock options, RSAs, unrestricted stock awards, restricted stock units, or any combination of the forgoing may be granted to eligible employees, officers, directors, consultants, or other key persons who provide services to the Company. Such issuances are subject to vesting, forfeiture and other restrictions as deemed appropriate by the board of directors (“Board of Directors”). Upon approval, the maximum number of common stock shares reserved and available for issuance under the Plan was 10,000,000 shares. The Company increased the number of shares available for grant under the plan by 6,700,000 million and 2,800,000 million during the years ended December 31, 2020 and 2019, respectively. As of December 31, 2020, the maximum number of common stock shares reserved and available for issuance under the Plan was 30,600,000 shares. As of December 31, 2020, there were 11,783,597 shares available for future grant under the 2017 Plan.
The terms of stock option award agreements and RSAs, including vesting requirements, are determined by the Board of Directors at the time of issuance. To date, options granted generally vest over a period of three or four years with 25% cliff vesting upon the first anniversary of the issuance date and monthly vesting thereafter.
Vesting criteria for awards vary by grant as determined by the Board of Directors. Options and RSAs generally have a ten-year
term from the date of grant but may be less in the event that the award is granted to a 10% shareholder. The exercise price of an award generally shall not be less than 100% of the estimated fair value of the shares on the date of grant, respectively, as determined by the Board of Directors. The exercise price of an award granted to a 10% shareholder shall not be less than 110% of the estimated fair value of the shares on the date of grant, respectively, as determined by the Board of Directors.
Restricted Stock Awards
The following table summarizes the RSA activity of the Company’s Plan as of and for the years ended December 31, 2020 and 2019:

	Number of shares	Weighted Average Grant-Date Fair Value
Unvested restricted common stock outstanding as of December 31, 2018	4,888,460	$0.35

Vested	(1,744,301)	$0.32
Forfeited	(1,078,125)	$0.42

Unvested restricted common stock outstanding as of December 31, 2019	2,066,034	$0.33

Vested	(1,370,089)	$0.33
Forfeited	(115,077)	$0.08

Unvested restricted common stock outstanding as of December 31, 2020	580,868	$0.38

RSAs represent an unsecured promise to grant at no cost a set number of shares of common stock upon vesting. RSA recipients are not entitled to cash dividends and have no voting rights during the vesting period. The RSAs are issued under the terms of the respective RSA agreements and are subject to repurchase upon the holder’s termination of their service relationship with the Company. The award restrictions are released as the awards vest. Upon vesting, the value is recorded as common stock and excess of par value as is recorded as additional paid in capital on the accompanying balance sheets. The common stock is subject to the Company’s right to repurchase at the original purchase price per share.
As of December 31, 2020, the unrecognized compensation cost related to shares of unvested RSAs expected to vest was $0.2 million, which is expected to be recognized over an estimated weighted-average amortization period of 0.43 years. The aggregate fair value of RSAs that vested during the years ended December 31, 2020 and 2019 was $0.5 million and $0.6 million, respectively.
Stock Options
The following table summarizes the stock option activity of the Company’s 2017 Plan as of and for the years ended December 31, 2020 and 2019:

	Number of shares	Weighted Average Exercise Price	Weighted Average Contractual Term	Aggregate Intrinsic Value
	(in years)
Options outstanding as of December 31, 2019	6,902,873	$0.50	8.97	$420,140
Granted	5,716,368	$0.79
Exercised	(81,870)	$0.48
Cancelled	(586,009)	$0.51

Options outstanding as of December 31, 2020	11,952,362	$0.64	8.58	$6,625,511

Options exercisable as of December 31, 2020	3,611,387	$0.51	7.65	$2,466,634

The aggregate intrinsic value of options is calculated as the difference between the exercise price of the options and the fair value of the Company’s common stock for those options th
a
t had exercise prices lower than the fair value of the Company’s common stock. The total fair value of options vested during the years ended December 31, 2020 and 2019, was $0.9 million and $0.3 million, respectively.
The total intrinsic values of options exercised totaled less than $0.1 million for the year ended December 31, 2020. There were no options exercised for the year ended December 31, 2019. The weighted-average grant date fair value per share of stock options granted was $0.49 and $0.34 for years ending December 31, 2020 and 2019, respectively. Substantially all options outstanding as of December 31, 2020 are expected to vest.
Stock Option Valuation
The weighted average assumptions used to estimate the grant date fair value of the stock options using the Black-Scholes option pricing model were as follows:

	2020	2019

Expected option life (in years)	5.0 – 6.1	5.0 – 6.1
Expected volatility	67% – 72%	70% – 75%
Risk-free interest rate	0.4% – 1.4%	1.6% – 2.6%
Expected dividend yield	— %	— %
Stock-Based Compensation Expense
The Company measures stock-based awards at their grant-date fair value and records compensation expense on a straight-line basis over the vesting period of the awards. The Company recorded stock-based compensation expense in the following expense categories in its accompanying statements of operations:

	Year Ended December 31,
	2020	2019
	(in thousands)
Research and development	$1,003	$817
General and administrative	761	877

Total	$1,764	$1,694

As of December 31, 2020, there was approximately $3.3 million of unrecognized stock-based compensation expense, which is expected to be recognized over a weighted-average period of approximately 2.84 years.